Summary of significant accounting policies - Summary of New Standards and Amendments Issued by the IASB (Details)	6 Months Ended
Jun. 30, 2025
IFRS 7 and IFRS 9 Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2026
IFRS 7 and IFRS 9 Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2027
IAS 21 Lack of Exchangeability (Amendments to IAS 21)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2025